Goodwill and Other Intangibles - Schedule of Goodwill (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill beginning balance
Goodwill from acquisition of PVBJ Inc.	1,373,621
Adjustments
Goodwill ending balance	$ 1,373,621